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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, SNAP Fund, for the year ended June 30, 2003. This 1 series has a 6/30 fiscal year end.

Date of reporting period: 6/30/2003

Item 1 - Reports to Stockholders.

Summer 2003

SNAPSM Fund Annual Report

SNAPSM FUND ANNUAL REPORT FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2003

The SNAPSM Fund returned 1.49% for the 12-month period ended June 30, 2003, compared to the 1.18% average return produced by IBC's First Tier Institutional Average**. The fund also surpassed the 1.18% median return produced by the 282 institutional money market funds tracked by Lipper, an independent monitor of mutual fund performance for the same period.

Returns as of 6/30/2003*
Portfolio inception date: July 24, 1995
		IBC's First Tier
		Institutional
	SNAPSM Fund	Average**
Average annual return
1 year	1.49%	1.18%
5 year	4.23%	3.90%
Since portfolio inception	4.74%	4.39%
7-day net annualized yield	1.11%	0.80%
30-day net annualized yield	1.18%	0.87%

Money market trading activity for the past 12 months has been dominated by a general move downward in yield, with the one-year LIBOR decreasing from over 2.20% in July 2002 to under 1.00% in June of this year. The period in question has been punctuated by two easing moves by the Fed to the Federal Funds Rate, the first being a 50 basis point move in November 2002 and the latter a 25 basis point move in June 2003. The Fed's bias has switched from "balanced" to "weakness" and back to "balanced", with more recent concern articulated over the spectra of deflation working its way through the domestic economy. However, this latest concern shows some signs of being overly cautious, as rates have moved back up above 1.00% (to 1.20% on the one-year LIBOR), primarily in response to the Fed's moves to stimulate the economy until meaningful growth is achieved. We have been buyers of this recent weakness and will continue to watch for the opportunities that will hopefully arise as the economy strengthens and rates rise in concert.

SNAPSM New Accounts January 2003 through June 2003
Appomattox County Arlington County Chesterfield County City of Chesapeake Commonwealth of Viginia	Greensville County Henrico County Isle of Wight Loudoun County Lunenburg County	Orange County Southwest Regional Jail Authority Spotsylvania County University of Virginia	Virginia College Building Authority Virginia Port Authority Virginia Public School Authority Virginia Resources Authority

* Past performance is not indicative of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. An investment in the Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will maintain a stable net asset value of $1.00 per share. While the portfolio managers will endeavor to manage the portfolio in accordance with the investment process, there are no guarantees that they will be successful.

** IBC First Tier Institutional Average returns are provided by IBC Financial Data, Inc.

SNAPSM Fund
Schedule of Investments
June 30, 2003

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 19.5%
Bayerische Hypotheken Union Bank, FRN:
1.02%, 9/22/2003	$ 25,000,000	$ 25,007,960
1.30%, 7/8/2003	50,000,000	50,024,375
Chase Manhattan Bank USA, FRN, 1.07%, 7/30/2003	60,000,000	60,000,000
First Tennessee Bank, FRN, 1.26%, 7/3/2003	75,000,000	75,014,595
National Bank Commerce Memphis, TN, FRN:
1.11%, 7/19/2003	25,000,000	25,004,688
1.34%, 7/3/2003	75,000,000	75,000,000
RBC Centura Bank, FRN, 1.03%, 7/21/2003	75,000,000	75,000,000
Westdeutsche Landesbank, FRN, 1.02%, 7/21/2003	50,000,000	49,998,028

Total Certificates of Deposit		435,049,646

COMMERCIAL PAPER 30.4%
Asset-Backed 29.9%
Alpine Securitization LLC, 1.00%, 7/18/2003	50,000,000	49,976,389
Barton Capital Corp., 1.04%, 7/31/2003	50,000,000	49,956,667
Blue Spice LLC, 1.18%, 7/23/2003	50,000,000	49,963,945
Citibank Credit Card Issuance Trust, 1.24%, 7/8/2003	40,000,000	39,990,356
Concord Minutemen Capital Corp., 1.08%, 7/11/2003	60,000,000	59,982,000
Crown Point Capital Co., 1.12%, 7/18/2003	50,000,000	49,973,555
Eiffel Funding LLC, 1.24%, 7/7/2003	40,000,000	39,991,733
Fairway Finance Corp., 1.10%, 7/11/2003	59,674,000	59,655,766
Greyhawk Capital Corp., 0.95%, 7/15/2003	60,695,000	60,672,577
Montauk Funding Corp., 1.26%, 7/9/2003	35,000,000	34,990,200
Newport Funding Corp., 1.14%, 7/7/2003	50,000,000	49,990,500
Old Line Funding Corp., 1.24%, 7/3/2003	38,040,000	38,037,379
Sheffield Receivables Corp., 1.15%, 7/3/2003	42,360,000	42,357,294
Victory Receivable Corp., 0.97%, 7/25/2003	40,000,000	39,974,133
665,512,494
Capital Markets 0.5%
Goldman Sachs Group LP, FRN, 1.42%, 4/21/2004 144A	10,000,000	9,883,393

Total Commercial Paper		675,395,887

SNAPSM Fund
Schedule of Investments continued
June 30, 2003

	Principal Amount	Value

CORPORATE BONDS 31.3%
Capital Markets 9.1%
Bear Stearns Companies, Inc., FRN, 1.30%, 7/8/2003	$ 75,000,000	$ 75,000,000
Goldman Sachs Group LP, FRN:
1.49%, 7/9/2003 144A	35,000,000	35,045,142
1.54%, 7/15/2003 144A	20,000,000	20,000,000
Merrill Lynch & Co. Inc., FRN, 1.45%, 9/11/2003 144A	72,150,000	72,356,000
202,401,142
Commercial Banks 10.3%
Bank of Scotland Treasury, 1.33%, 7/22/2003	50,000,000	50,010,304
Credit Suisse First Boston USA, FRN, 1.53%, 7/22/2003	30,000,000	30,034,720
National City Bank of Indiana, FRN, 1.03%, 7/1/2003	100,000,000	100,001,288
Wells Fargo Bank, FRN, 1.04%, 7/1/2003	50,000,000	50,000,000
230,046,312
Consumer Finance 2.3%
American Express Credit Corp., FRN, 1.29%, 7/7/2003	50,000,000	50,000,000
Diversified Financial Services 8.9%
BMW US Capital Corp., 1.04%, 7/24/2003	75,000,000	75,000,000
Caterpillar Financial Services Corp., FRN, 1.43%, 9/1/2003	75,000,000	75,000,000
VW Credit, Inc., FRN, 1.51%, 7/22/2003	47,900,000	47,956,396
197,956,396
Health Care Providers & Services 0.7%
AARP, 1.15%, VRDN	15,000,000	15,000,000

Total Corporate Bonds		695,403,850

MUNICIPAL OBLIGATIONS 1.5%
Hospital 1.5%
Catholic Hlth. Initiatives RB, 1.30%, VRDN	32,800,000	32,800,000

SNAPSM Fund
Schedule of Investments continued
June 30, 2003

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 6.2%
FHLB, 1.02%, 7/19/2003	$ 50,000,000	$ 49,973,121
FNMA:
1.45%, 5/14/2004	15,000,000	15,000,000
FRN:
0.98%, 7/1/2003	50,000,000	49,991,955
1.12%, 7/1/2003	23,286,714	23,267,447

Total U.S. Government & Agency Obligations		138,232,523

REPURCHASE AGREEMENT 8.8%
Deutsche Bank, 1.20%, dated 6/30/2003, due 7/1/2003, maturity value is $194,972,840(a)	194,966,341	194,966,341
Total Investments (cost $2,171,848,247(b)) 97.7%		2,171,848,247
Other Assets and Liabilities 2.3%		51,855,723

Net Assets 100.0%		$2,223,703,970

(a)	This repurchase agreement is fully collateralized by $189,151,083 GNMA, 5.00% to 6.00%, 6/15/2018 to 5/14/2033; value including accrued interest is $198,865,669.
(b)	On June 30, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.
144A	Security that may be sold to qualified buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
Summary of Abbreviations:
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
RB	Revenue Bond
VRDN	Variable Rate Demand Note
Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at June 30, 2003.
See Notes to Financial Statements

SNAPSM Fund
Statement of Assets and Liabilities
June 30, 2003

Assets
Investments at amortized cost	$ 2,171,848,247
Cash	77,000
Receivable for securities sold	50,178,125
Interest receivable	1,726,404
Prepaid expenses and other assets	44,344

Total assets	2,223,874,120

Liabilities
Advisory fee payable	112,086
Dividends payable	1,253
Accrued expenses and other liabilities	56,811

Total liabilities	170,150

Net assets (represented entirely by paid-in capital)	$2,223,703,970

Shares outstanding	2,223,703,970

Net asset value per share	$ 1.00

Statement of Operations
Year Ended June 30, 2003

Investment income
Interest	$ 32,237,776

Expenses
Advisory fee	1,418,653
Transfer agent fees	38,273
Trustees' fees and expenses	28,857
Printing and postage expenses	19,920
Custodian fees	166,777
Registration and filing fees	21,587
Professional fees	18,535
Other	46,138

Total expenses	1,758,740
Less: Fee waivers	(32,286)

Net expenses	1,726,454

Net investment income	30,511,322

Net increase in net assets resulting from operations	$ 30,511,322

See Notes to Financial Statements

SNAPSM Fund
Statements of Changes in Net Assets

	Year Ended June 30,
	2003	2002

Operations
Net investment income	$ 30,511,322	$ 41,148,719

Distributions to shareholders from net investment income	(30,511,322)	(41,148,719)

Capital share transactions, at net asset value of $1.00 per share
Proceeds from shares sold	2,596,442,478	1,731,013,791
Payment for shares redeemed	(2,080,805,429)	(1,664,584,993)
Net asset value of shares issued in reinvestment of distributions	30,512,337	41,333,902

Net increase in net assets resulting from capital share transactions	546,149,386	107,762,700

Total increase in net assets	546,149,386	107,762,700
Net assets
Beginning of period	1,677,554,584	1,569,791,884

End of period	$ 2,223,703,970	$ 1,677,554,584

Financial Highlights (For a share outstanding throughout each period)

	Year Ended June 30,
	2003	2002	2001	2000	1999

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.01††	0.03††	0.06††	0.06††	0.05††

Less distributions to shareholders
from net investment income	(0.01)††	(0.03)††	(0.06)††	(0.06)††	(0.05)††

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.49%	2.56%	6.05%	5.86%	5.30%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$2,223,704	$1,677,555	$1,569,792	$1,259,299	$1,265,137
Ratios to average net assets
Expenses	0.08%	0.08%	0.10%	0.11%	0.11%
Net investment income	1.46%	2.51%	5.85%	5.73%	5.17%

†† Includes net realized capital gains and losses, if any, which were less than $0.005 per share.
See Notes to Financial Statements

SNAPSM Fund
Notes to Financial Statements
June 30, 2003

1. ORGANIZATION

SNAPSM Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 24, 1995, the Fund commenced operations through an exchange of shares with the Virginia State Non-Arbitrage Program ("SNAP") in the amount of $628,335,685.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and short-term net realized gains, if any, are accrued daily and paid monthly. Distributions from long-term net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.08% and declining to 0.04% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

During the year ended June 30, 2003, EIMC waived its fees in the amount of $32,286 which represents 0.00% of the Fund's average daily net assets.

SNAPSM Fund
Notes to Financial Statements continued

4. CAPITAL SHARE TRANSACTIONS

Net assets consist entirely of paid-in-capital of $2,223,703,970. The Fund has an unlimited number of shares of beneficial interest with $0.001 par value authorized.

5. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was as follows:

	Year Ended June 30,
	2003	2002

Ordinary Income	$30,511,322	$41,148,719

7. GOVERNMENTAL ACCOUNTING AND FINANCIAL REPORTING FOR INVESTMENTS AND INVESTMENT POOLS

Governmental accounting standards state that credit risk is the risk that the investor may not be able to obtain possession of its investment instrument or collateral at maturity. A portfolio of a subject entity is required to be characterized into certain categories. Risk category 1 includes investments that are insured or registered or for which the securities are held by the investor or its agent in the investor's name. Risk category 2 includes uninsured or unregistered investments for which the securities are held by the broker's or dealer's trust department or agent in the investor's name. Risk category 3 includes uninsured or unregistered investments for which the securities are held by the broker or dealer, or by its trust department or agent but not in the investor's name. All investments held at June 30, 2003 are in risk category 1.

Independent Auditors' Report

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the SNAPSM Fund, a series of Evergreen Select Money Market Trust, as of June 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits..

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SNAPSM Fund, as of June 30, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
August 8, 2003

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

SNAPSM Advisory Board

Alfred C. Anderson
Josephine Blakenship
Reta R. Busher
Ellen Booker Kirby
Barbara O. Carraway
Joseph P. Casey
Richard A. Cordle
John J. Cusimano
Darrell V. Hill
Francis X. O'Leary
C. William Orndoff, Jr.
Fred W. Parker
Larry K. Pritchett
Andrew Rountree
John H. Touhy
Ronald H. Williams	Commonwealth of Virginia Treasury Board Jody M. Wagner, Chair K. David Boyer, Jr. Kenneth N. Daniels Palmer P. Garson Kenneth W. Thorson David A. Von Moll Wayne F. Wilbanks

Our Commitment
 To form a partnership that benefits the state,
program participants, and taxpayers of Virginia.

901 East Byrd Street, P.O. Box 1357, Richmond, VA 23218-1357
(804) 344-6212     (800) 570-SNAP     FAX (804) 344-6443

This publication must be preceded or accompanied by the Fund's prospectus which contains complete information regarding fees, sales charges, and expenses. Please read it carefully before investing or sending money. The SNAPSM fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

566907

Item 2 - Code of Ethics

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Item 3 - Audit Committee Financial Expert

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Items 4 — Principal Accountant Fees and Services

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 — Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 — [Reserved]

Item 7 — Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 — [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: _______________________

Dennis H. Ferro,

Principal Executive Officer

Date: August 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________

Dennis H. Ferro,

Principal Executive Officer

Date: August 30, 2003

By: ________________________

Carol A. Kosel

Principal Financial Officer

Date: August 30, 2003